Financial Instruments and Fair Value Measurements - Recurring Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Recurring measurements:
Interest rate swaps - asset position	$ 20,662	$ 996
Interest rate swaps liability position	(97,797)	(148,940)
Total	(77,135)
Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)
Recurring measurements:
Interest rate swaps - asset position	0
Interest rate swaps liability position	0
Total	0
Significant Other Observable Inputs (Level 2)
Recurring measurements:
Interest rate swaps - asset position	20,662
Interest rate swaps liability position	(97,797)
Total	(77,135)
Unobservable Inputs (Level 3)
Recurring measurements:
Interest rate swaps - asset position	0
Interest rate swaps liability position	0
Total	$ 0